UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-05549

REYNOLDS FUNDS, INC.
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Frederick L. Reynolds
Reynolds Capital Management, LLC
7652 Las Vegas Boulevard S. #1
Las Vegas, NV 89123
 (Name and address of agent for service)

Copy to:
Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

(415) 265-7167
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2019

Date of reporting period:  June 30, 2019

Item 1. Schedule of Investments.

Reynolds Blue Chip Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2019 (Unaudited)
	Shares	Value
COMMON STOCKS - 100.5% (a)
Aerospace & Defense - 0.7%
Arconic, Inc.	3,000	$77,460
Axon Enterprise, Inc. *	500	32,105
The Boeing Company	200	72,802
General Dynamics Corporation	200	36,364
HEICO Corporation	700	93,667
Hexcel Corporation	600	48,528
Teledyne Technologies, Inc. *	200	54,774
		415,700
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	400	33,740
Expeditors International of Washington, Inc.	1,700	128,962
FedEx Corporation	500	82,095
United Parcel Service, Inc., Class B	600	61,962
		306,759
Airlines - 0.5%
Allegiant Travel Company	400	57,400
Delta Air Lines, Inc.	800	45,400
Southwest Airlines Company	1,700	86,326
Spirit Airlines, Inc. *	1,400	66,822
United Continental Holdings, Inc. *	500	43,775
		299,723
Auto Components - 0.0%
Visteon Corporation *	400	23,432

Automobiles - 0.2%
Tesla, Inc. *	600	134,076

Banks - 0.8%
Bank of America Corporation	2,800	81,200
Citigroup, Inc.	1,300	91,039
Fifth Third Bancorp	1,400	39,060
JPMorgan Chase & Company	800	89,440
The PNC Financial Services Group, Inc.	300	41,184
SunTrust Banks, Inc.	700	43,995
SVB Financial Group *	200	44,918
Wells Fargo & Company	500	23,660
Zions Bancorporation NA	900	41,382
		495,878
Beverages - 0.1%
Constellation Brands, Inc., Class A	200	39,388

Biotechnology - 2.1%
Alexion Pharmaceuticals, Inc. *	300	39,294
Amarin Corporation plc - ADR *	2,200	42,658
Amgen, Inc.	300	55,284
ArQule, Inc. *	2,500	27,525
BeiGene, Ltd. - ADR *	700	86,765
Biogen, Inc. *	200	46,774
BioMarin Pharmaceutical, Inc. *	400	34,260
Bluebird Bio, Inc. *	200	25,440
Clovis Oncology, Inc. *	2,600	38,662
Exact Sciences Corporation *	2,100	247,884
Ionis Pharmaceuticals, Inc. *	700	44,989
Ligand Pharmaceuticals, Inc. *	800	91,320
Madrigal Pharmaceuticals, Inc. *	200	20,962
Neurocrine Biosciences, Inc. *	500	42,215
Regeneron Pharmaceuticals, Inc. *	350	109,550
Repligen Corporation *	900	77,355
Sage Therapeutics, Inc. *	200	36,618
Sarepta Therapeutics, Inc. *	1,100	167,145
Seattle Genetics, Inc. *	300	20,763
Vertex Pharmaceuticals, Inc. *	300	55,014
		1,310,477

Building Products - 0.2%
Armstrong World Industries, Inc.	800	77,760
Owens Corning	400	23,280
		101,040
Capital Markets - 1.6%
Ameriprise Financial, Inc.	300	43,548
The Blackstone Group L.P.	900	39,978
The Charles Schwab Corporation	2,000	80,380
CME Group, Inc.	600	116,466
E*TRADE Financial Corporation	900	40,140
FactSet Research Systems, Inc.	600	171,936
The Goldman Sachs Group, Inc.	200	40,920
Intercontinental Exchange, Inc.	1,000	85,940
MarketAxess Holdings, Inc.	150	48,213
Moody's Corporation	200	39,062
State Street Corporation	900	50,454
T. Rowe Price Group, Inc.	1,200	131,652
TD Ameritrade Holding Corporation	1,900	94,848
Virtus Investment Partners, Inc.	300	32,220
		1,015,757
Chemicals - 0.2%
Celanese Corporation	300	32,340
Corteva, Inc.	1,400	41,398
LyondellBasell Industries N.V., Class A #	500	43,065
		116,803
Commercial Services & Supplies - 1.1%
Cintas Corporation	200	47,458
Copart, Inc. *	4,000	298,960
Waste Connections, Inc. #	2,200	210,276
Waste Management, Inc.	1,300	149,981
		706,675
Communications Equipment - 2.3%
Arista Networks, Inc. *	400	103,848
Cisco Systems, Inc.	1,200	65,676
F5 Networks, Inc. *	2,700	393,201
Lumentum Holdings, Inc. *	900	48,069
Ubiquiti Networks, Inc.	5,100	670,650
ViaSat, Inc. *	2,100	169,722
		1,451,166
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,100	92,829

Construction Materials - 0.1%
Vulcan Materials Company	600	82,386

Containers & Packaging - 0.1%
Ball Corporation	500	34,995

Diversified Consumer Services - 0.1%
New Oriental Education & Technology Group, Inc. - SP-ADR *	400	38,632

Diversified Financial Services - 0.1%
Berkshire Hathaway, Inc., Class B *	300	63,951

Electrical Equipment - 0.1%
Emerson Electric Company	1,300	86,736

Electronic Equipment, Instruments & Components - 1.8%
Amphenol Corporation, Class A	900	86,346
CDW Corporation	400	44,400
Cognex Corporation	500	23,990
Coherent, Inc. *	600	81,822
IPG Photonics Corporation *	800	123,400
Jabil, Inc.	600	18,960
Keysight Technologies, Inc. *	500	44,905
Littelfuse, Inc.	300	53,073
TE Connectivity, Ltd. #	500	47,890
Tech Data Corporation *	1,200	125,520
Trimble, Inc. *	800	36,088
Zebra Technologies Corporation, Class A *	2,100	439,929
		1,126,323
Energy Equipment & Services - 0.3%
Halliburton Company	1,500	34,110
Helmerich & Payne, Inc.	800	40,496
Schlumberger, Ltd. #	2,100	83,454
Transocean, Ltd. * #	7,100	45,511
		203,571
Entertainment - 1.7%
Activision Blizzard, Inc.	800	37,760
iQIYI, Inc. - ADR *	3,100	64,015
IMAX Corporation * #	600	12,120
Netflix, Inc. *	2,250	826,470
Spotify Technology S.A. * #	700	102,354
The Walt Disney Company	400	55,856
		1,098,575
Equity Real Estate Investment Trusts - 1.4%
American Tower Corporation	800	163,560
Boston Properties, Inc.	400	51,600
Crown Castle International Corporation	300	39,105
Digital Realty Trust, Inc.	300	35,337
Extra Space Storage, Inc.	700	74,270
SBA Communications Corporation *	600	134,904
STORE Capital Corporation	10,100	335,219
Ventas, Inc.	1,000	68,350
		902,345
Food & Staples Retailing - 4.4%
Casey's General Stores, Inc.	700	109,193
Costco Wholesale Corporation	7,800	2,061,228
Walgreens Boots Alliance, Inc.	600	32,802
Walmart, Inc.	5,100	563,499
		2,766,722
Food Products - 0.7%
Beyond Meat, Inc. *	1,400	224,952
General Mills, Inc.	800	42,016
Sanderson Farms, Inc.	1,100	150,216
		417,184
Health Care Equipment & Supplies - 3.3%
Abbott Laboratories	2,200	185,020
Align Technology, Inc. *	350	95,795
Baxter International, Inc.	400	32,760
Becton, Dickinson and Company	500	126,005
Boston Scientific Corporation *	900	38,682
Danaher Corporation	2,400	343,008
DexCom, Inc. *	300	44,952
Edwards Lifesciences Corporation *	1,500	277,110
Haemonetics Corporation *	400	48,136
Hologic, Inc. *	800	38,416
ICU Medical, Inc. *	350	88,168
IDEXX Laboratories, Inc. *	200	55,066
Intuitive Surgical, Inc. *	700	367,185
Medtronic plc #	500	48,695
Novocure, Ltd. * #	700	44,261
ResMed, Inc.	1,000	122,030
Tandem Diabetes Care, Inc. *	1,800	116,136
		2,071,425

Health Care Providers & Services - 0.8%
AmerisourceBergen Corporation	1,000	85,260
Centene Corporation *	1,946	102,048
Cigna Corporation	243	38,285
CVS Health Corporation	167	9,100
DaVita, Inc. *	800	45,008
Encompass Health Corporation	600	38,016
HCA Healthcare, Inc.	300	40,551
Henry Schein, Inc. *	600	41,940
McKesson Corporation	300	40,317
Tenet Healthcare Corporation *	1,900	39,254
UnitedHealth Group, Inc.	200	48,802
		528,581
Health Care Technology - 1.4%
Cerner Corporation	1,200	87,960
Teladoc Health, Inc. *	4,800	318,768
Veeva Systems, Inc., Class A *	3,100	502,541
		909,269
Hotels, Restaurants & Leisure - 5.4%
Chipotle Mexican Grill, Inc. *	300	219,864
Darden Restaurants, Inc.	600	73,038
Dine Brands Global, Inc.	400	38,188
Domino's Pizza, Inc.	200	55,656
Dunkin' Brands Group, Inc.	400	31,864
Hilton Grand Vacations, Inc. *	1,500	47,730
Hilton Worldwide Holdings, Inc.	300	29,322
Hyatt Hotels Corporation, Class A	700	53,291
Jack in the Box, Inc.	700	56,973
Las Vegas Sands Corporation	700	41,363
Marriott International, Inc., Class A	3,080	432,093
McDonald's Corporation	800	166,128
Melco Crown Entertainment, Ltd. - ADR	1,400	30,408
MGM Resorts International	1,600	45,712
Planet Fitness, Inc., Class A *	2,400	173,856
Restaurant Brands International, Inc. #	600	41,724
Shake Shack, Inc., Class A *	1,400	101,080
Starbucks Corporation	15,400	1,290,982
Wynn Resorts, Ltd.	1,000	123,990
Yum! Brands, Inc.	3,400	376,278
		3,429,540
Household Durables - 0.3%
iRobot Corporation *	500	45,820
Newell Brands, Inc.	6,800	104,856
Roku, Inc. *	400	36,232
		186,908
Household Products - 0.1%
Church & Dwight Company, Inc.	500	36,530

Independent Power and Renewable Electricity Producers - 0.2%
Pattern Energy Group, Inc., Class A	4,700	108,523

Industrial Conglomerates - 0.3%
3M Company	300	52,002
Honeywell International, Inc.	900	157,131
		209,133
Insurance - 1.0%
Aflac, Inc.	1,600	87,696
American International Group, Inc.	800	42,624
Chubb, Ltd. #	200	29,458
Cincinnati Financial Corporation	400	41,468
eHealth, Inc. *	900	77,490
Fanhua, Inc. - SP-ADR	1,100	36,817
Marsh & McLennan Companies, Inc.	400	39,900
The Travelers Companies, Inc.	300	44,856
Willis Towers Watson plc #	1,300	249,002
		649,311

Interactive Media & Services - 8.8%
58.com, Inc. - ADR *	700	43,519
Alphabet, Inc., Class A *	1,500	1,624,200
Alphabet, Inc., Class C *	1,850	1,999,684
Baidu, Inc. - SP-ADR *	1,600	187,776
Facebook, Inc., Class A *	4,500	868,500
Match Group, Inc.	2,400	161,448
Pinterest, Inc. *	800	21,776
SINA Corporation * #	600	25,878
TripAdvisor, Inc. *	5,800	268,482
Weibo Corporation - SP-ADR *	1,500	65,325
Yandex N.V., Class A * #	3,000	114,000
YY, Inc. - ADR *	600	41,814
Zillow Group, Inc., Class C *	2,200	102,058
		5,524,460
Internet & Direct Marketing Retail - 14.8%
Alibaba Group Holding, Ltd. - SP-ADR *	4,600	779,470
Amazon.com, Inc. *	3,650	6,911,750
Booking Holdings, Inc. *	200	374,942
Ctrip.com International, Ltd. - ADR *	900	33,219
Etsy, Inc. *	2,100	128,877
Expedia Group, Inc.	2,305	306,634
GrubHub, Inc. *	400	31,196
JD.com, Inc. - ADR *	6,700	202,943
MercadoLibre, Inc. *	100	61,177
Overstock.com, Inc. *	1,800	24,480
Revolve Group, Inc. *	1,100	37,950
Stitch Fix, Inc., Class A *	1,800	57,582
Wayfair, Inc., Class A *	2,600	379,600
		9,329,820
IT Services - 7.9%
Alliance Data Systems Corporation	300	42,039
Automatic Data Processing, Inc.	300	49,599
Cognizant Technology Solutions Corporation, Class A	1,400	88,746
DXC Technology Company	2,400	132,360
EPAM Systems, Inc. *	1,200	207,720
Euronet Worldwide, Inc. *	3,200	538,368
First Data Corporation, Class A *	1,600	43,312
Fiserv, Inc. *	2,700	246,132
FleetCor Technologies, Inc. *	500	140,425
Gartner, Inc. *	300	48,282
Global Payments, Inc.	1,400	224,182
GoDaddy, Inc., Class A *	1,200	84,180
Jack Henry & Associates, Inc.	800	107,136
Mastercard, Inc., Class A	800	211,624
Okta, Inc. *	500	61,755
Paychex, Inc.	5,400	444,366
PayPal Holdings, Inc. *	1,500	171,690
Perficient, Inc. *	800	27,456
Perspecta, Inc.	450	10,535
Shopify, Inc., Class A * #	900	270,135
Square, Inc., Class A *	1,500	108,795
Total System Services, Inc.	300	38,481
Twilio, Inc., Class A *	1,000	136,350
VeriSign, Inc. *	2,200	460,152
Virtusa Corporation *	1,000	44,430
Visa, Inc., Class A	2,100	364,455
WEX, Inc. *	1,100	228,910
Wix.com, Ltd. * #	1,600	227,360
Worldpay, Inc., Class A *	1,800	220,590
		4,979,565

Life Sciences Tools & Services - 1.1%
Agilent Technologies, Inc.	3,900	291,213
ICON plc * #	400	61,588
Illumina, Inc. *	200	73,630
Thermo Fisher Scientific, Inc.	600	176,208
Waters Corporation *	400	86,096
		688,735
Machinery - 0.7%
Caterpillar, Inc.	600	81,774
Deere & Company	200	33,142
IDEX Corporation	200	34,428
Parker-Hannifin Corporation	300	51,003
Stanley Black & Decker, Inc.	300	43,383
The Toro Company	3,000	200,700
		444,430
Media - 0.2%
Discovery, Inc., Class A *	1,400	42,980
DISH Network Corporation, Class A *	800	30,728
Sirius XM Holdings, Inc.	9,000	50,220
		123,928
Metals & Mining - 0.1%
Royal Gold, Inc.	400	40,996

Multiline Retail - 1.0%
Dollar General Corporation	2,100	283,836
Dollar Tree, Inc. *	1,400	150,346
Target Corporation	2,200	190,542
		624,724
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corporation	1,000	70,560
Cheniere Energy, Inc. *	600	41,070
Concho Resources, Inc.	700	72,226
Diamondback Energy, Inc.	700	76,279
EOG Resources, Inc.	600	55,896
Hess Corporation	500	31,785
Marathon Petroleum Corporation	800	44,704
Occidental Petroleum Corporation	900	45,252
Pioneer Natural Resources Company	300	46,158
Whiting Petroleum Corporation *	2,500	46,700
		530,630
Personal Products - 0.3%
The Estee Lauder Companies, Inc., Class A	1,100	201,421

Pharmaceuticals - 0.8%
Allergan plc #	900	150,687
Canopy Growth Corporation * #	1,200	48,372
GW Pharmaceuticals plc - ADR *	600	103,434
Jazz Pharmaceuticals plc * #	700	99,792
Novartis AG - SP-ADR	500	45,655
Tilray, Inc., Class 2 *	700	32,592
Zoetis, Inc.	400	45,396
		525,928
Professional Services - 1.6%
Equifax, Inc.	200	27,048
Verisk Analytics, Inc.	6,900	1,010,574
		1,037,622

Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	300	27,423
Lyft, Inc., Class A *	700	45,997
Norfolk Southern Corporation	400	79,732
Uber Technologies, Inc. *	900	41,742
Union Pacific Corporation	200	33,822
		228,716
Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc. *	3,000	91,110
Ambarella, Inc. * #	700	30,891
Analog Devices, Inc.	2,300	259,601
Applied Materials, Inc.	1,800	80,838
ASML Holding N.V. #	600	124,758
Broadcom, Inc.	1,050	302,253
Brooks Automation, Inc.	600	23,250
First Solar, Inc. *	600	39,408
KLA-Tencor Corporation	300	35,460
Lam Research Corporation	400	75,136
Lattice Semiconductor Corporation *	1,700	24,803
Marvell Technology Group, Ltd. #	3,200	76,384
Mellanox Technologies, Ltd. * #	400	44,268
Microchip Technology, Inc.	500	43,350
Micron Technology, Inc. *	900	34,731
Monolithic Power Systems, Inc.	300	40,734
NVIDIA Corporation	3,100	509,113
NXP Semiconductors N.V. #	700	68,327
ON Semiconductor Corporation *	1,800	36,378
QUALCOMM, Inc.	1,300	98,891
Skyworks Solutions, Inc.	1,200	92,724
SolarEdge Technologies, Inc. *	1,500	93,690
STMicroelectronics N.V. #	3,800	66,956
Taiwan Semiconductor Manufacturing Company, Ltd. - SP-ADR	1,800	70,506
Texas Instruments, Inc.	700	80,332
Universal Display Corporation	700	131,642
Xilinx, Inc.	700	82,544
		2,658,078
Software - 16.9%
8x8, Inc. *	500	12,050
Adobe, Inc. *	1,500	441,975
Altair Engineering, Inc., Class A *	800	32,312
ANSYS, Inc. *	400	81,928
Atlassian Corporation plc, Class A * #	400	52,336
Autodesk, Inc. *	1,000	162,900
Bottomline Technologies DE, Inc. *	1,500	66,360
Cadence Design Systems, Inc. *	3,000	212,430
Check Point Software Technologies, Ltd. * #	700	80,927
Citrix Systems, Inc.	1,300	127,582
Coupa Software, Inc. *	2,600	329,186
CyberArk Software, Ltd. * #	4,100	524,144
DocuSign, Inc. *	2,000	99,420
Fortinet, Inc. *	5,200	399,516
HubSpot, Inc. *	200	34,104
Intuit, Inc.	800	209,064
LogMeIn, Inc.	700	51,576
Microsoft Corporation	6,700	897,532
Nice, Ltd. - SP-ADR *	900	123,300
Oracle Corporation	2,000	113,940
Palo Alto Networks, Inc. *	3,800	774,288
Paycom Software, Inc. *	200	45,344
Paylocity Holding Corporation *	600	56,292
Pegasystems, Inc.	2,000	142,420
Proofpoint, Inc. *	700	84,175
PTC, Inc. *	500	44,880
Salesforce.com, Inc. *	10,600	1,608,338
SAP SE - SP-ADR	300	41,040
ServiceNow, Inc. *	1,300	356,941
Slack Technologies, Inc., Class A *	900	33,750
Splunk, Inc. *	500	62,875
Symantec Corporation	1,500	32,640
Synopsys, Inc. *	1,900	244,511
Tableau Software, Inc., Class A *	300	49,806
The Trade Desk, Inc., Class A *	2,750	626,395
Varonis Systems, Inc. *	700	43,358
VirnetX Holding Corporation *	2,800	17,388
VMware, Inc., Class A	6,200	1,036,702
Workday, Inc., Class A *	3,900	801,762
Zoom Video Communications, Inc., Class A *	700	62,153
Zscaler, Inc. *	5,400	413,856
		10,631,496

Specialty Retail - 2.4%
Advance Auto Parts, Inc.	500	77,070
AutoZone, Inc. *	250	274,867
Best Buy Company, Inc.	1,600	111,568
Burlington Stores, Inc. *	500	85,075
Dick's Sporting Goods, Inc.	1,000	34,630
Five Below, Inc. *	600	72,012
The Home Depot, Inc.	1,400	291,158
Lowe's Companies, Inc.	1,500	151,365
Ross Stores, Inc.	3,400	337,008
Tractor Supply Company	700	76,160
		1,510,913
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	8,600	1,702,112
HP, Inc.	1,700	35,343
NetApp, Inc.	700	43,190
Seagate Technology plc #	700	32,984
Western Digital Corporation	900	42,795
		1,856,424
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corporation *	1,300	228,761
Lululemon Athletica, Inc. *	1,400	252,294
NIKE, Inc., Class B	1,600	134,320
Ralph Lauren Corporation	400	45,436
		660,811
Trading Companies & Distributors - 0.5%
Fastenal Company	8,200	267,238
United Rentals, Inc. *	300	39,789
		307,027
TOTAL COMMON STOCKS
(cost $46,247,908)		63,366,067

CLOSED-END FUND - 0.1% (a)
Altaba, Inc. *	1,100	76,307
TOTAL CLOSED-END FUND		76,307
(cost $73,601)

MONEY MARKET FUND - 1.50% (a)
First American Government Obligations Fund, Class X Shares, 2.30% ^	968,619	968,619
TOTAL MONEY MARKET FUND
(cost $968,619)		968,619

TOTAL INVESTMENTS - 102.1%
(cost $47,290,128)		64,410,993
Cash and receivables, less liabilities - (2.1)% (a)		(1,338,249)
TOTAL NET ASSETS - 100.0%		$63,072,744

^	Rate shown in the 7-day effective yield as of June 30, 2019.
*	Non-income producing security.
#	Foreign issued security.
(a)	Percentages for the various classifications relate to net assets.
ADR –	Unsponsored American Depositary Receipt
N.V. –	Dutch Public Limited Liability Company
plc –	Public Limited Company
S.A. –	Société Anonyme
SP-ADR –	Sponsored American Depositary Receipt

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all pricing procedures followed by the Fund.

Each security, excluding short-term investments and closed-end funds, is valued at the last sale price reported by the principal security exchange on which the issue is traded (other than The Nasdaq OMX Group, Inc., referred to as “Nasdaq”), or if no sale is reported, the latest bid price.  Securities which are traded on Nasdaq (including closed-end funds) under one of its three listing tiers, Nasdaq Global Market, Nasdaq Global Select Market and Nasdaq Capital Market, are valued at the Nasdaq Official Closing Price, or if no sale is reported, the latest bid price.  Short-term investments with maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if its use would be inappropriate due to credit or other impairments of the issuer. Money market funds are valued at their net asset value per share. Securities for which quotations are not readily available are valued at fair value as determined by the investment adviser under the supervision of the Board of Directors. The fair value of a security is the amount which the Fund might receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the New York Stock Exchange.

Under accounting principles generally accepted in the United States of America (“GAAP”), fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation approaches. GAAP establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by generally requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 – Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.
Level 2 – Valuations based on quoted prices for similar securities or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3 – Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund’s investments as of June 30, 2019, based on the inputs used to value them:

Valuation Inputs	Investments in Securities
Level 1 - Common Stock *	$63,366,067
Closed-End Funds	76,307
Money Market Funds	968,619
Total Level 1	64,410,993
Level 2 - None	-
Level 3 - None	-
Total	$64,410,993
* Please refer to the Schedule of Investments to view common stocks segregated by industry type.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Reynolds Funds, Inc.

By (Signature and Title)  /s/ Frederick L. Reynolds
                                         Frederick L. Reynolds,
                                         President and Treasurer

Date   August 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Frederick L. Reynolds
                                         Frederick L. Reynolds,
                                         President and Treasurer

Date   August 27, 2019